Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	5.33%	3.05%
Discount rate - future service	5.34%	3.18%
Rate of compensation increase	3.62%	3.31%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past service	3.05%	2.49%
Discount rate - future service	3.18%	2.64%
Expected long-term return on plan assets	6.07%	5.86%
Rate of compensation increase	3.31%	2.89%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	5.31%	2.81%
Discount rate - future service	5.32%	2.92%
Rate of compensation increase	3.61%	3.29%
Health care trend - initial (next year)	5.40%	5.09%
Health care trend - ultimate	3.77%	3.77%
Health care trend - year ultimate reached	2043	2042
Benefit cost for year ended December 31:
Discount rate - past service	2.81%	2.48%
Discount rate - future service	2.92%	2.51%
Expected long-term return on plan assets	1.32%	0.00%
Rate of compensation increase	3.29%	3.04%
Health care trend - initial (next year)	5.09%	5.64%
Health care trend - ultimate	3.77%	4.35%
Health care trend - year ultimate reached	2042	2038